Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Interest income
Loans	[1]	$ 7,324	$ 7,745	$ 15,346	$ 15,647
Securities
Interest	[1]	1,578	1,954	3,295	4,074
Dividends	[1]	416	384	951	718
Deposits with banks	[1]	105	190	225	378
Total interest income	[1]	9,423	10,273	19,817	20,817
Interest expense (Note 21)
Deposits		2,146	3,349	5,219	6,873
Securitization liabilities		95	129	222	280
Subordinated notes and debentures		106	93	213	188
Other (Note 2)		616	830	1,402	1,744
Total interest expense		2,963	4,401	7,056	9,085
Net interest income		6,460	5,872	12,761	11,732
Non-interest income
Investment and securities services		1,353	1,249	2,632	2,413
Credit fees		352	331	687	634
Net securities gain (loss) (Note 5)		(12)	35	(2)	24
Trading income (loss)		368	237	684	412
Income (loss) from non-trading financial instruments at fair value through profit or loss		(90)	73	(78)	84
Income (loss) from financial instruments designated at fair value through profit or loss		(84)	53	(58)	89
Service charges		654	692	1,389	1,406
Card services		510	614	1,130	1,257
Insurance revenue		1,127	1,035	2,258	2,070
Other income (loss)		(110)	37	(266)	105
Total non-interest income		4,068	4,356	8,376	8,494
Total revenue		10,528	10,228	21,137	20,226
Provision for credit losses (Note 6)		3,218	633	4,137	1,483
Insurance claims and related expenses		671	668	1,451	1,370
Non-interest expenses
Salaries and employee benefits (Notes 15, 16)		2,927	2,799	5,960	5,651
Occupancy, including depreciation (Note 2)		462	454	900	914
Equipment, including depreciation (Note 2)		321	282	604	561
Amortization of other intangibles		205	199	407	394
Marketing and business development		170	206	364	366
Restructuring charges (recovery)		(3)	(5)	(8)	(6)
Brokerage-related and sub-advisory fees		94	83	179	166
Professional and advisory services		284	320	549	647
Other		661	910	1,633	2,410
Total non-interest expenses		5,121	5,248	10,588	11,103
Income before income taxes and equity in net income of an investment in TD Ameritrade		1,518	3,679	4,961	6,270
Provision for (recovery of) income taxes (Note 17)		250	773	909	1,276
Net income	[2]	1,515	3,172	4,504	5,582
Preferred dividends		68	62	135	122
Net income available to common shareholders and non-controlling interests in subsidiaries		1,447	3,110	4,369	5,460
Attributable to:
Common shareholders		$ 1,447	$ 3,110	$ 4,369	5,442
Non-controlling interests in subsidiaries					$ 18
Earnings per share (Canadian dollars) (Note 18)
Basic		$ 0.80	$ 1.70	$ 2.42	$ 2.97
Diluted		0.80	1.70	2.42	2.97
Dividends per common share (Canadian dollars)		$ 0.79	$ 0.74	$ 1.53	$ 1.41
TD Ameritrade [member]
Non-interest expenses
Equity in net income of an investment in TD Ameritrade (Note 7)		$ 247	$ 266	$ 452	$ 588

[1]	Includes $7,967 million and $16,569 million, for the three and six months ended April 30, 2020, respectively (three and six months ended April 30, 2019 - $8,554 million and $17,239 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 21.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.